Long-Term Deposits	6 Months Ended
Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
LONG-TERM DEPOSITS

8. LONG-TERM DEPOSITS

Long-term deposits as of June 30, 2022 and December 31, 2021 consisted of:

	June 30, 2022	December 31, 2021
	(Unaudited)
Rental deposits	$127,303	$149,175
Prepayments for equipment	168,588	147,050
	$295,891	$296,225